Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Raw Materials	$ 204
Work in process	999	240
Inventory	$ 1,203	$ 240